Employee benefits (Tables)	12 Months Ended
Dec. 31, 2018
Employee benefits
Schedule of analysis of net period cost

	2018		2017		2016
Analysis of net period cost:
Current service cost	Ps.	4,977	Ps.	3,657	Ps.	2,421
Interest cost on benefit obligation		1,424		1,000		701
Net period cost	Ps.	6,401	Ps.	4,657	Ps.	3,122

Schedule of changes in defined benefit obligation

	2018		2017		2016
Defined benefit obligation at January 1,	Ps.	19,289	Ps.	13,438	Ps.	10,056
Net period cost charged to profit or loss:
Current service cost		4,977		3,657		2,421
Interest cost on benefit obligation		1,423		1,000		701
Remeasurement losses in other comprehensive income:
Actuarial changes arising from changes in assumptions		(5,989)		1,776		442
Payments made		(1,547)		(582)		(182)
Defined benefit obligation at December 31,	Ps.	18,153	Ps.	19,289	Ps.	13,438

Summary of significant assumptions used in the computation of the seniority premium obligations

	2018	2017	2016
Financial:
Discount rate	9.91%	7.72%	7.78%
Expected rate of salary increases	5.65%	5.50%	5.50%
Annual increase in minimum salary	4.15%	4.00%	4.00%

Biometric:
Mortality (1)	EMSSA 09	EMSSA 09	EMSSA 09
Disability (2)	IMSS-97	IMSS-97	IMSS-97
(1)	Mexican Experience of social security (EMSSA).
(2)	Mexican Experience of Instituto Mexicano del Seguro Social (IMSS).

Schedule of accruals for short-term employee benefits

	2018		2017		2016
Employee profit-sharing (Note 15c)	Ps.	14,984	Ps.	9,063	Ps.	10,695